GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
Schedule of Intangible assets

	December 31,
	2022	2021
Licenses	1,585	1,448
Trade name and trademark	370	400
Patents	412	412
Organization costs	225	225
Total gross value	2,592	2,484
Accumulated amortization for licenses	(863)	(723)
Accumulated amortization for trade name and trademark	(368)	(397)
Accumulated amortization for patents	(412)	(412)
Accumulated amortization for organization costs	(225)	(225)
Less: Total accumulated amortization	(1,868)	(1,756)
Total	725	728

Schedule of Intangible assets, annual estimated amortization expense

December 31,
2022
2023	143
2024	135
2025	125
2026	122
2027	107
2028 and thereafter	76
Total	706